Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Claw-back; Transferability. All awards, including any proceeds, gain or other economic benefit upon receipt or exercise of any award or the receipt or resale of any shares underlying an award, will be subject to any Company claw-back policy, including the Company’s Incentive Compensation Recoupment Policy filed as Exhibit 97.1 to the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2026, or the applicable award agreement. Except in limited circumstances, awards granted under our Incentive Plan may generally not be transferred in any manner prior to vesting other than by will or by the laws of descent and distribution.